Leases - Lease Costs and Other Quantitative Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases [Abstract]
Operating lease cost	$ 16,391	$ 16,441	$ 67,044	$ 65,093	$ 64,086
Variable lease cost	4,655	4,964	18,879
Sublease rental income	(2,805)	(1,599)	(8,965)	$ (3,671)	$ (2,797)
Total lease cost	18,241	19,806	76,958
Operating cash flows	17,635	15,652	69,735
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 7,119	$ 256,818	$ 269,801
Weighted average remaining lease term (in years) - Operating leases	7 years	7 years 3 months 18 days	5 years 3 months 18 days
Weighted average discount rate - Operating leases	870.00%	870.00%	8.60%